Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net Book Value	$ 105,461,265
Depreciation for the period	(3,252,516)	$ (3,197,218)
Net Book Value	102,503,016
Vessels [Member]
Costs	138,401,404
Accumulated Depreciation	(32,940,139)
Net Book Value	105,461,265
Depreciation for the period	(3,252,516)
Capitalized expenses	294,267
Costs	138,695,671
Accumulated Depreciation	(36,192,655)
Net Book Value	$ 102,503,016